Basis of presentation	12 Months Ended
Dec. 31, 2025
Basis of presentation
Basis of presentation
1.	Basis of presentation

Vermilion Energy Inc. and its subsidiaries (the “Company” or “Vermilion”) are engaged in the business of petroleum and natural gas exploration, development, acquisition, and production.

Vermilion was incorporated in Canada and the Company’s registered office and principal place of business is located at 3500, 520, 3rd Avenue SW, Calgary, Alberta, Canada.

The operating results attributable to the Company’s Saskatchewan and United States operations have been classified and presented as discontinued operations, with all other operating results presented as continuing operations. The prior period results have been presented to conform with current period presentation. See Note 6 – “Discontinued Operations” for additional information.

These consolidated financial statements were approved and authorized for issuance by Vermilion’s Board of Directors on March 4, 2026.